ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable	The following table shows the details of accounts receivable as of March 31, 2023, and December 31, 2022:

(In thousands, USD)	March 31, 2023	December 31, 2022
Accounts receivable	$48,483	$45,097
Allowance for credit losses	(428)	(559)
Accounts receivable, net	$48,055	$44,538